UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03726

Dreyfus New York Tax Exempt Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	02/28/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York Tax Exempt Bond Fund, Inc.
February 28, 2017 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.4%	Rate (%)	Date	Amount ($)		Value ($)
New York - 98.8%
Build New York City Resource Corporation
City University of New York,
Queens College, Revenue (Q Student
Residences, LLC Project)	5.00	6/1/38	1,000,000		1,132,320
Build New York City Resource Corporation
City University of New York,
Queens College, Revenue (Q Student
Residences, LLC Project)	5.00	6/1/43	1,350,000		1,519,250
Dutchess County Local Development
Corporation,
Revenue (Health Quest Systems, Inc.
Project)	4.00	7/1/41	2,000,000		2,006,120
Glen Cove Local Economic Assistance
Corporation,
Revenue (Garvies Point Public
Improvement Project)	0.00	1/1/45	18,600,000	[a]	3,577,896
Hempstead Local Development Corporation,
Revenue (Molloy College Project)	5.70	7/1/29	5,000,000		5,398,950
Hudson Yards Infrastructure Corporation,
Hudson Yards Senior Revenue	5.75	2/15/47	5,500,000		6,257,185
Long Island Power Authority,
Electric System General Revenue	1.37	11/1/18	5,000,000	[b]	5,019,250
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/34	3,300,000		3,684,351
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/36	6,000,000		6,748,440
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/45	3,000,000		3,335,640
Long Island Power Authority,
Electric System General Revenue
(Prerefunded)	6.00	5/1/19	7,000,000	[c]	7,749,490
Metropolitan Transportation Authority,
Dedicated Tax Fund Green Bonds
(Climate Bond Certified)	5.00	11/15/37	9,825,000		11,355,047
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue	5.00	11/15/27	12,000,000		14,044,920
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/1/27	4,370,000		5,071,123
Metropolitan Transportation Authority,
Transportation Revenue	5.25	11/15/28	6,680,000		7,552,074
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/35	10,000,000		11,350,800
Metropolitan Transportation Authority,
Transportation Revenue	5.25	11/15/36	7,210,000		8,265,039
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/37	3,000,000		3,399,420
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/41	12,140,000		13,459,497
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/43	11,760,000		13,134,626

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.4% (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - 98.8% (continued)
Metropolitan Transportation Authority,
Transportation Revenue	5.25	11/15/44	5,000,000	5,747,100
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/46	10,000,000	11,260,800
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/51	10,000,000	10,740,400
Monroe County Industrial Development
Corporation,
Revenue (University of Rochester
Project)	5.00	7/1/43	4,000,000	4,470,960
Monroe County Industrial Development
Corporation,
Revenue (University of Rochester
Project)	5.00	7/1/43	4,000,000	4,470,960
New York City,
GO	5.00	11/1/19	5,000	5,019
New York City,
GO	5.00	8/1/21	10,000,000	11,485,900
New York City,
GO	5.00	8/1/23	11,020,000	12,651,621
New York City,
GO	5.25	9/1/25	4,000,000	4,254,480
New York City,
GO	5.00	8/1/27	8,825,000	9,844,199
New York City,
GO	5.00	8/1/27	10,000,000	11,876,000
New York City,
GO	5.00	3/1/29	6,645,000	7,605,801
New York City,
GO	5.00	8/1/29	5,935,000	6,754,802
New York City,
GO	5.00	8/1/30	3,000,000	3,469,740
New York City,
GO	5.00	8/1/31	1,735,000	1,995,528
New York City,
GO	5.00	8/1/32	3,820,000	4,361,027
New York City,
GO	5.00	8/1/32	13,000,000	15,143,700
New York City,
GO	5.00	8/1/32	2,000,000	2,284,440
New York City,
GO	5.00	10/1/32	5,745,000	6,490,012
New York City,
GO	5.00	8/1/34	10,885,000	12,311,806
New York City,
GO	5.00	8/1/37	5,000,000	5,705,350
New York City Educational Construction
Fund,
Revenue	6.50	4/1/26	4,220,000	5,015,512
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; FGIC)	5.00	3/1/31	10,810,000	10,836,052

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.4% (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - 98.8% (continued)
New York City Industrial Development
Agency,
Senior Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/28	5,000,000	5,317,200
New York City Municipal Water Finance
Authority,
Water and Sewer System Second General
Resolution Revenue	5.00	6/15/26	7,250,000	8,275,222
New York City Municipal Water Finance
Authority,
Water and Sewer System Second General
Resolution Revenue	5.00	6/15/31	5,000,000	5,645,200
New York City Municipal Water Finance
Authority,
Water and Sewer System Second General
Resolution Revenue	5.00	6/15/34	20,000,000	22,343,800
New York City Municipal Water Finance
Authority,
Water and Sewer System Second General
Resolution Revenue	5.00	6/15/39	5,000,000	5,670,550
New York City Municipal Water Finance
Authority,
Water and Sewer System Second General
Resolution Revenue	5.25	6/15/40	10,000,000	10,883,400
New York City Municipal Water Finance
Authority,
Water and Sewer System Second General
Resolution Revenue	5.50	6/15/40	11,025,000	12,058,483
New York City Municipal Water Finance
Authority,
Water and Sewer System Second General
Resolution Revenue	5.00	6/15/44	20,000,000	22,603,200
New York City Municipal Water Finance
Authority,
Water and Sewer System Second General
Resolution Revenue	5.00	6/15/47	4,000,000	4,540,000
New York City Transitional Finance
Authority,
Building Aid Revenue	5.00	7/15/40	5,000,000	5,649,000
New York City Transitional Finance
Authority,
Building Aid Revenue	5.00	7/15/43	8,185,000	9,173,502
New York City Transitional Finance
Authority,
Building Aid Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/22	19,000,000	19,070,870
New York City Transitional Finance
Authority,
Building Aid Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	1/15/24	10,000,000	10,037,300
New York City Transitional Finance
Authority,
Building Aid Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/27	10,000,000	10,037,300

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 98.8% (continued)
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	11/1/26	5,000,000		5,871,150
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	8/1/30	11,665,000		13,568,378
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	2/1/33	5,210,000		5,933,929
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	2/1/36	5,000,000		5,631,000
New York Convention Center Development
Corporation,
Revenue (Hotel Unit Fee Secured) (Credit
Support Agreement; SONYMA)	5.00	11/15/40	3,250,000		3,686,345
New York Convention Center Development
Corporation,
Senior Lien Revenue (Hotel Unit Fee
Secured)	0.00	11/15/47	8,525,000	[a]	2,256,397
New York Convention Center Development
Corporation,
Senior Lien Revenue (Hotel Unit Fee
Secured)	0.00	11/15/50	15,880,000	[a]	3,612,224
New York Counties Tobacco Trust IV,
Tobacco Settlement Pass-Through Bonds	6.50	6/1/35	275,000		275,066
New York Counties Tobacco Trust VI,
Tobacco Settlement Pass-Through Bonds	5.00	6/1/45	2,000,000		2,136,760
New York Liberty Development Corporation,
Liberty Revenue (4 World Trade Center
Project)	5.00 11/15/44		10,000,000		11,048,600
New York Liberty Development Corporation,
Liberty Revenue (7 World Trade Center
Project)	5.00	9/15/40	5,000,000		5,647,400
New York Liberty Development Corporation,
Revenue (3 World Trade Center Project)	5.00	11/15/44	10,000,000	[d]	10,483,600
New York Liberty Development Corporation,
Revenue (Goldman Sachs Headquarters
Issue)	5.25	10/1/35	5,650,000		6,768,587
New York State Dormitory Authority,
LR (Municipal Health Facilities
Improvement Program) (New York City
Issue)	5.00	1/15/25	10,000,000		10,352,900
New York State Dormitory Authority,
Mortgage Hospital Revenue (Hospital for
Special Surgery) (Collateralized; FHA)	6.25	8/15/34	3,915,000		4,376,109
New York State Dormitory Authority,
Revenue (Barnard College) (Insured;
National Public Finance Guarantee Corp.)	5.00	7/1/37	1,010,000		1,022,686
New York State Dormitory Authority,
Revenue (Cornell University)	5.00	7/1/37	6,035,000		6,693,781

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 98.8% (continued)
New York State Dormitory Authority,
Revenue (Fashion Institute of
Technology Student Housing
Corporation) (Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/20	4,490,000		4,901,419
New York State Dormitory Authority,
Revenue (Fordham University)	5.00	7/1/41	1,200,000		1,357,644
New York State Dormitory Authority,
Revenue (Icahn School of Medicine at
Mount Sinai)	5.00	7/1/40	2,000,000		2,174,580
New York State Dormitory Authority,
Revenue (Memorial Sloan-Kettering
Cancer Center)	5.00	7/1/36	2,250,000		2,496,262
New York State Dormitory Authority,
Revenue (Memorial Sloan-Kettering
Cancer Center) (Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/20	3,000,000		3,411,870
New York State Dormitory Authority,
Revenue (Memorial Sloan-Kettering
Cancer Center) (Insured; National Public
Finance Guarantee Corp.) (Escrowed to
Maturity)	0.00	7/1/28	18,335,000	[a]	14,162,137
New York State Dormitory Authority,
Revenue (Mental Health Services
Facilities Improvement)	6.75	2/15/23	5,700,000		6,178,173
New York State Dormitory Authority,
Revenue (Mount Sinai Hospital Obligated
Group)	5.00	7/1/26	8,395,000		9,139,636
New York State Dormitory Authority,
Revenue (Mount Sinai School of Medicine
of New York University) (Prerefunded)	5.50	7/1/19	9,000,000	[c]	9,926,100
New York State Dormitory Authority,
Revenue (New York University Hospitals
Center) (Prerefunded)	5.63	7/1/20	3,500,000	[c]	4,005,750
New York State Dormitory Authority,
Revenue (New York University Hospitals
Center) (Prerefunded)	5.50	7/1/20	1,500,000	[c]	1,710,630
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/36	2,000,000		2,288,620
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/45	7,000,000		7,915,810
New York State Dormitory Authority,
Revenue (New York University)
(Insured; National Public Finance
Guarantee Corp.)	5.75	7/1/27	33,625,000		41,240,054
New York State Dormitory Authority,
Revenue (North Shore - Long Island
Jewish Obligated Group)	5.00	5/1/43	2,700,000		2,941,542
New York State Dormitory Authority,
Revenue (Orange Regional Medical
Center Obligated Group)	5.00	12/1/35	1,800,000	[d]	1,934,442
New York State Dormitory Authority,
Revenue (Orange Regional Medical
Center Obligated Group)	5.00	12/1/40	1,200,000	[d]	1,278,408
New York State Dormitory Authority,
Revenue (Orange Regional Medical
Center Obligated Group) (Prerefunded)	6.13	12/1/18	2,500,000	[c]	2,724,925

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 98.8% (continued)
New York State Dormitory Authority,
Revenue (Orange Regional Medical
Center Obligated Group) (Prerefunded)	6.25	12/1/18	6,700,000	[c]	7,317,405
New York State Dormitory Authority,
Revenue (Pratt Institute)	5.00	7/1/34	1,000,000		1,107,250
New York State Dormitory Authority,
Revenue (Pratt Institute)	5.00	7/1/39	1,500,000		1,646,535
New York State Dormitory Authority,
Revenue (Pratt Institute)	5.00	7/1/44	1,500,000		1,633,350
New York State Dormitory Authority,
Revenue (State University of New York
Dormitory Facilities)	5.00	7/1/36	2,000,000		2,269,480
New York State Dormitory Authority,
Revenue (State University of New York
Dormitory Facilities)	5.00	7/1/37	1,000,000		1,133,170
New York State Dormitory Authority,
Revenue (State University of New York
Dormitory Facilities)	5.00	7/1/38	6,300,000		7,003,269
New York State Dormitory Authority,
Revenue (State University of New York
Dormitory Facilities)	5.00	7/1/40	2,450,000		2,770,533
New York State Dormitory Authority,
Revenue (The Bronx-Lebanon Hospital
Center) (LOC; TD Bank)	6.50	8/15/30	5,000,000		5,418,800
New York State Dormitory Authority,
Revenue (The New School)	5.00	7/1/36	2,000,000		2,240,780
New York State Dormitory Authority,
Revenue (The New School)	5.00	7/1/40	5,590,000		6,196,068
New York State Dormitory Authority,
Revenue (The New School)
(Prerefunded)	5.25	7/1/20	5,000,000	[c]	5,661,250
New York State Dormitory Authority,
Revenue (The Rockefeller University)	5.00	7/1/38	7,230,000		8,198,025
New York State Dormitory Authority,
Revenue (The Rockefeller University)	5.00	7/1/40	16,000,000		17,333,920
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.25	2/15/22	9,965,000		10,785,020
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/31	8,620,000		9,944,204
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.25	8/15/36	2,625,000		2,992,894
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/39	3,840,000		4,331,136
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose) (Prerefunded)	5.25	2/15/19	25,000	[c]	27,065
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose) (Prerefunded)	5.25	2/15/19	5,000	[c]	5,413
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose) (Prerefunded)	5.25	2/15/19	5,000	[c]	5,413

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.4% (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - 98.8% (continued)
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/23	5,000,000	5,938,000
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/44	7,000,000	7,869,050
New York State Dormitory Authority,
Third General Resolution Revenue (State
University Educational Facilities Issue)	5.00	5/15/29	3,000,000	3,458,970
New York State Energy Research and
Development Authority,
PCR (Niagara Mohawk Power
Corporation Project) (Insured; AMBAC)	1.93	12/1/26	8,000,000	7,790,000
New York State Energy Research and
Development Authority,
PCR (Rochester Gas and Electric
Corporation Project) (Insured; National
Public Finance Guarantee Corp.)	1.28	8/1/32	5,300,000	4,823,000
New York State Environmental Facilities
Corporation,
State Clean Water and Drinking Water
Revolving Funds Revenue (New York
City Municipal Water Finance Authority
Projects - Second Resolution Bonds)	5.00	6/15/21	10,000,000	10,559,100
New York State Environmental Facilities
Corporation,
State Clean Water and Drinking Water
Revolving Funds Revenue (New York
City Municipal Water Finance Authority
Projects - Second Resolution Bonds)	5.00	6/15/24	4,000,000	4,578,200
New York State Environmental Facilities
Corporation,
State Clean Water and Drinking Water
Revolving Funds Revenue (New York
City Municipal Water Finance Authority
Projects - Second Resolution Bonds)	5.00	6/15/41	15,000,000	17,299,200
New York State Environmental Facilities
Corporation,
State Revolving Funds Revenue (Master
Financing Program)	5.00	8/15/37	4,025,000	4,444,445
New York State Environmental Facilities
Corporation,
State Revolving Funds Revenue (Master
Financing Program) (Green Bonds)	5.00	11/15/31	6,000,000	7,036,140
New York State Housing Finance Agency,
Housing Revenue (Capitol Green
Apartments) (Collateralized; FNMA)	4.38	11/15/17	260,000	261,079
New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	585,000	614,273
New York State Thruway Authority,
General Revenue	5.00	1/1/42	3,500,000	3,819,725
New York State Thruway Authority,
General Revenue Junior Indebtedness
Obligations	5.00	1/1/41	2,500,000	2,788,975
New York State Thruway Authority,
Second General Highway and Bridge
Trust Fund Bonds	5.00	4/1/26	17,500,000	19,381,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.4% (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - 98.8% (continued)
New York State Urban Development
Corporation,
State Facilities Revenue (Insured;
National Public Finance Guarantee Corp.)	5.70	4/1/20	8,180,000	8,776,322
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/21	1,100,000	1,172,787
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/26	1,800,000	1,896,012
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/46	12,500,000	13,161,000
New York Transportation Development
Corporation,
Special Facility Revenue (Terminal One
Group Association, L.P. Project)	5.00	1/1/23	2,250,000	2,564,392
Onondaga County Trust for Cultural
Resources,
Revenue (Abby Lane Housing
Corporation Project)	5.00	5/1/40	1,000,000	1,112,030
Port Authority of New York and New Jersey,
(Consolidated Bonds, 163rd Series)	5.00	7/15/35	10,000,000	11,087,900
Port Authority of New York and New Jersey,
(Consolidated Bonds, 178th Series)	5.00	12/1/24	4,465,000	5,184,803
Port Authority of New York and New Jersey,
(Consolidated Bonds, 183rd Series)	5.00	12/15/26	5,000,000	5,940,050
Port Authority of New York and New Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/32	4,100,000	4,606,555
Port Authority of New York and New Jersey,
(Consolidated Bonds, 195th Series)	5.00	10/1/35	5,000,000	5,649,950
Port Authority of New York and New Jersey,
(Consolidated Bonds, 93rd Series)	6.13	6/1/94	15,000,000	18,101,550
Port Authority of New York and New Jersey,
Special Project Bonds (JFK International
Air Terminal LLC Project)	6.00	12/1/36	5,000,000	5,642,600
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue	5.00	10/15/31	5,000,000	5,859,550
Suffolk County Economic Development
Corporation,
Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.00	7/1/22	2,025,000	2,262,532
Suffolk County Economic Development
Corporation,
Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.00	7/1/31	2,370,000	2,585,480
Suffolk Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed Bonds	6.00	6/1/48	13,000,000	13,150,670

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 98.8% (continued)
Tender Option Bond Trust Receipts (Series
2016-XM0367),
(New York State Dormitory Authority,
Revenue (The Rockefeller University))
Non-recourse	5.00	7/1/18	8,000,000	[d,e]	8,862,240
Tender Option Bond Trust Receipts (Series
2016-XM0376),
(New York State Environmental Facilities
Corporation, State Clean Water and
Drinking Water Revolving Funds
Revenue (New York City Municipal
Water Finance Authority Projects)) Non-
recourse	5.00	6/15/21	5,000,000	[d,e]	5,818,900
Tender Option Bond Trust Receipts (Series
2016-XM0376-2),
(New York State Environmental Facilities
Corporation, State Clean Water and
Drinking Water Revolving Funds
Revenue (New York City Municipal
Water Finance Authority Projects)) Non-
recourse	5.00	6/15/21	5,000,000	[d,e]	5,802,950
Tender Option Bond Trust Receipts (Series
2016-XM0381),
(New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)) Non-recourse	5.00	2/15/21	16,000,000	[d,e]	18,023,840
Tender Option Bond Trust Receipts (Series
2016-XM0383),
(New York City Municipal Water Finance
Authority, Water and Sewer System
Second General Resolution Revenue)
Non-recourse	5.00	6/15/21	9,435,000	[d,e]	10,730,404
Triborough Bridge and Tunnel Authority,
General Purpose Revenue (Prerefunded)	5.50	1/1/22	10,540,000	[c]	12,523,312
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/24	5,000,000		5,863,900
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	1/1/28	8,000,000		9,189,760
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/28	3,130,000		3,338,020
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/30	3,285,000		3,820,324
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels) (Prerefunded)	5.00	5/15/18	3,000,000	[c]	3,153,390
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels) (Prerefunded)	5.00	11/15/18	1,870,000	[c]	2,002,078
TSASC, Inc. of New York,
Senior Tobacco Settlement Bonds	5.00	6/1/41	10,000,000		10,877,100
TSASC, Inc. of New York,
Tobbaco Settlement Subordinate Bonds	5.00	6/1/48	8,600,000		8,786,362

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
100.4% (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - 98.8% (continued)
Utility Debt Securitization Authority of New
York,
Restructuring Bonds	5.00	12/15/35	17,000,000	19,725,100
Utility Debt Securitization Authority of New
York,
Restructuring Bonds	5.00	12/15/41	5,000,000	5,726,300
Westchester Tobacco Asset Securitization
Corporation,
Tobacco Settlement Bonds	5.00	6/1/41	6,010,000	6,440,677
				1,121,421,815
U.S. Related - 1.6%
A.B. Won International Airport Authority of
Guam,
General Revenue	6.38	10/1/43	3,000,000	3,428,730
Guam,
Business Privilege Tax Revenue	5.00	11/15/35	6,200,000	6,466,414
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	3,325,000	3,848,887
Guam,
LOR (Section 30)	5.00	12/1/46	2,000,000	2,133,500
Guam Waterworks Authority,
Water and Wastewater System Revenue	5.00	1/1/46	2,000,000	2,109,820
				17,987,351

Total Investments (cost $1,084,697,760)			100.4%	1,139,409,166
Liabilities, Less Cash and Receivables			(0.4%)	(4,091,815)
Net Assets			100.0%	1,135,317,351

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b Variable rate security—rate shown is the interest rate in effect at period end.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, these securities were valued at $62,934,784 or 5.54% of net assets.
e Collateral for floating rate borrowings.

STATEMENT OF INVESTMENTS
Dreyfus New York Tax Exempt Bond Fund, Inc.
February 28, 2017 (Unaudited)

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	1,139,409,166	-	1,139,409,166
Liabilities ($)
Floating Rate Notes††	-	(21,715,000)	-	(21,715,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At February 28, 2017, accumulated net unrealized appreciation on investments was $54,711,406, consisting of $63,816,284 gross unrealized appreciation and $9,104,878 gross unrealized depreciation.

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York Tax Exempt Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 13, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)